Stockholders’ Equity	9 Months Ended	12 Months Ended
	Aug. 31, 2023	Nov. 30, 2022
Equity [Abstract]
Stockholders’ Equity

Note 5 — Stockholders’ Equity

At fiscal year ended November 30, 2022, the total number of shares of all classes of stock which the Company was authorized to issue was 75,000,000 shares of common stock, par value $0.001 per share.

On May 16, 2023, the Company filed an amendment to the Articles of Incorporation with the State of Nevada to increase the total number of shares authorized issue to 1,000,100,000, consisting of 1,000,000,000 shares of common stock having a par value of $0.001 per share and 100,000 shares of Series A Super-Voting Preferred stock having a par value of $0.001.

The Series A Super-Voting Preferred stock vote on the basis of 10,000 votes per share. Common stock vote on the basis of 1 vote per share.

During the nine months ended August 31, 2023, the Company issued 100,000 shares of Series A Super-Voting Preferred stock and 507,228,334 shares of common stock in exchange for proceeds totaling $1,265,476, including $30,975 in subscriptions receivable.

During the nine months ended August 31, 2023, the Company purchased 6,013,334 shares of common stock from Ioanna Kallidou for $435,000. The shares were recorded as Treasury Stock at August 31, 2023.

At the nine months ended, there were 514,333,691 shares of common stock and 100,000 shares of preferred stock issued and outstanding.

Note 4 – Stockholders’ Equity

Upon formation the total number of shares of all classes of stock which the Company is authorized to issue is Seventy-Five Million (75,000,000) shares of Common Stock, par value $0.001 per share.

During the year ended November 30, 2021, the Company issued 437,823 shares of common stock for cash proceeds of $13,134 at $0.03 per share.

On November 30, 2022, the Company issued 2,013,334 shares of common stock valued at $90,600 for intangible assets.

There were 7,105,357 and 4,654,200 shares of common stock issued and outstanding as of November 30, 2022, and 2021, respectively.